Share-based Compensation - HCML Share Option Exercises (Details) - HCML Share Option Scheme $ in Thousands	3 Months Ended
Mar. 31, 2018 USD ($)
Share option values
Cash received from share options exercised	$ 254
Total intrinsic value of share options exercised	$ 1,764